Note 10 - Deposits	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Deposit Liabilities Disclosures [Text Block]
(1
0
)
Deposits

The aggregate amount of overdrawn deposit accounts reclassified as loan balances totaled
$413,563
and
$272,110
as of
December
31,
2016
and
2015,
respectively.

Components of interest-bearing deposits as of
December
31
are as follows:

	20 16	2015

Interest-Bearing Demand	$448,003,985	$412,959,430
Savings	70,066,140	64,976,174
Time, $100,000 and Over	183,610,778	202,800,899
Other Time	183,616,992	196,931,462

	$885,297,895	$877,667,965

At
December
31,
2016
and
December
31,
2015,
the Company had brokered deposits of
$49,303,139
and
$25,576,524,
respectively. All of these brokered deposits represent Certificate of Deposit Account Registry Service (CDARS) reciprocal deposits. The CDARS deposits are ones
in which customers placed core deposits into the CDARS program for FDIC insurance coverage and the Company receives reciprocal brokered deposits in a like amount. The aggregate amount of short-term jumbo certificates of deposit, each with a minimum denomination of
$100,000
was
$123,612,962
and
$141,900,102
as of
December
31,
2016
and
December
31,
2015,
respectively. The aggregate amount of jumbo certificates of deposit, each with a minimum denomination of
$250,000
was
$32,168,191
and
$31,755,483
as of
December
31,
2016
and
December
31,
2015,
respectively.

As of
December
31,
2016,
the scheduled maturities of certificates of deposit are as follows:

Year	Amount

2017	$256,886,186
2018	63,055,100
2019	22,738,969
2020	15,858,433
2021 and Thereafter	8,689,082

$367,227,770